Commitments And Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Commitments And Contingencies - Related Party Details
The Company made aggregate payments to MRI during the period		$ 180,000	$ 180,000
Company pays monthly consulting fee	$ 15,000	15,000
MRI had accrued and unpaid compensation of recorded in accrued compensation - related parties	$ 180,000	$ 135,000